Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity's units outstanding	86,343,388
General Partner
Document and Entity Information
Entity's units outstanding	1,415,757
Limited Partner
Document and Entity Information
Entity's units outstanding	69,372,077
Preferred Partner
Document and Entity Information
Entity's units outstanding	15,555,554